STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 111.0%
Automobiles & Components - .5%
General Motors	9,518		353,118
Banks - 7.6%
Bank of America	43,463		1,199,144
Citigroup	18,933		1,178,011
JPMorgan Chase & Co.	16,591		1,679,507
U.S. Bancorp	16,045		773,209
Wells Fargo & Co.	15,157		732,386
			5,562,257
Capital Goods - 7.9%
Fortive	9,456		793,264
General Electric	28,728		286,993
Harris	2,811		448,945
Honeywell International	10,383		1,650,066
Quanta Services	6,170		232,856
Raytheon	5,400		983,232
United Technologies	10,579		1,363,527
			5,758,883
Commercial & Professional Services - 1.3%
Cintas	2,324	[a]	469,704
CoStar Group	1,072	[a]	500,002
			969,706
Consumer Durables & Apparel - .6%
Lennar, Cl. A	3,889		190,911
PVH	2,080		253,656
			444,567
Consumer Services - 2.6%
Chipotle Mexican Grill	1,040	[a]	738,722
Las Vegas Sands	6,558		399,776
McDonald's	3,876		736,052
			1,874,550
Diversified Financials - 6.5%
American Express	2,432		265,818
Ameriprise Financial	7,107		910,407
Berkshire Hathaway, Cl. B	7,524	[a]	1,511,496
Goldman Sachs Group	1,948		373,997
LPL Financial Holdings	3,611		251,506
Morgan Stanley	14,634		617,555
Raymond James Financial	2,220		178,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 111.0% (continued)
Diversified Financials - 6.5% (continued)
Voya Financial	13,447	[b]	671,812
			4,781,101
Energy - 6.1%
Apergy	8,264		339,320
ConocoPhillips	8,246		550,338
Hess	12,735	[b]	767,029
Marathon Petroleum	21,661		1,296,411
Occidental Petroleum	9,363		619,831
Phillips 66	7,303		695,027
Valero Energy	2,192		185,947
			4,453,903
Food & Staples Retailing - 1.3%
Costco Wholesale	2,149		520,359
Walmart	4,489		437,812
			958,171
Food, Beverage & Tobacco - 2.9%
Conagra Brands	28,618		793,863
Kraft Heinz	3,220		105,133
PepsiCo	10,007		1,226,358
			2,125,354
Health Care Equipment & Services - 8.2%
Abbott Laboratories	4,084		326,475
Align Technology	1,252	[a]	355,981
Anthem	2,649		760,210
Becton Dickinson and Company	1,247		311,413
Boston Scientific	19,195	[a]	736,704
CVS Health	5,323		287,069
Danaher	3,948		521,215
Edwards Lifesciences	2,109	[a]	403,515
Humana	692		184,072
Medtronic	9,366		853,055
UnitedHealth Group	3,559		879,998
Varian Medical Systems	2,743	[a]	388,738
			6,008,445
Household & Personal Products - 1.6%
Colgate-Palmolive	11,948		818,916
Procter & Gamble	3,479		361,990
			1,180,906
Insurance - 3.1%
American International Group	13,221		569,296
Assurant	4,862		461,452
Hartford Financial Services Group	7,704		383,043
Progressive	11,379		820,312
			2,234,103

Description	Shares		Value ($)
Common Stocks - 111.0% (continued)
Materials - 6.1%
CF Industries Holdings	17,444		713,111
DowDuPont	10,241		545,948
Freeport-McMoRan	20,248		260,997
Linde	4,351		765,471
Martin Marietta Materials	2,930	[b]	589,457
Mosaic	17,329		473,255
Newmont Mining	9,111	[b]	325,900
Vulcan Materials	6,668		789,491
			4,463,630
Media & Entertainment - 7.8%
Activision Blizzard	8,414		383,089
Alphabet, Cl. A	697	[a]	820,292
Alphabet, Cl. C	2,063	[a]	2,420,539
Comcast, Cl. A	17,447		697,531
Netflix	2,387	[a]	851,109
Omnicom Group	7,416	[b]	541,294
			5,713,854
Pharmaceuticals Biotechnology & Life Sciences - 5.7%
BioMarin Pharmaceutical	3,487	[a,b]	309,750
Eli Lilly & Co.	5,273		684,224
Illumina	1,121	[a]	348,284
Merck & Co.	15,751		1,310,011
Neurocrine Biosciences	2,555	[a]	225,096
Pfizer	8,453		358,999
SAGE Therapeutics	1,731	[a,b]	275,316
Sarepta Therapeutics	2,204	[a,b]	262,695
Vertex Pharmaceuticals	1,901	[a]	349,689
			4,124,064
Real Estate - 1.0%
Lamar Advertising, Cl. A	5,059	[c]	400,976
Outfront Media	14,250	[c]	333,450
			734,426
Retailing - 6.3%
Amazon.com	1,614	[a]	2,874,131
GrubHub	2,582	[a,b]	179,372
O'Reilly Automotive	2,196	[a]	852,707
Target	4,295		344,717
Wayfair, Cl. A	2,439	[a]	362,070
			4,612,997
Semiconductors & Semiconductor Equipment - 5.6%
Broadcom	4,238		1,274,409
Microchip Technology	5,676		470,881
Qualcomm	18,376		1,047,983
Texas Instruments	3,684		390,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 111.0% (continued)
Semiconductors & Semiconductor Equipment - 5.6% (continued)
Xilinx	6,868		870,794
			4,054,829
Software & Services - 15.3%
FleetCor Technologies	1,933	[a]	476,658
HubSpot	2,138	[a,b]	355,357
International Business Machines	11,580		1,633,938
Microsoft	19,770		2,331,674
Oracle	6,071		326,073
Palo Alto Networks	2,276	[a]	552,795
PayPal Holdings	8,381	[a]	870,283
salesforce.com	5,216	[a]	826,058
ServiceNow	2,557	[a]	630,275
Splunk	3,069	[a,b]	382,397
SS&C Technologies Holdings	7,886		502,259
Teradata	7,771	[a,b]	339,204
Twilio, Cl. A	3,820	[a,b]	493,468
Visa, Cl. A	9,344	[b]	1,459,439
			11,179,878
Technology Hardware & Equipment - 5.4%
Apple	10,143		1,926,663
Cisco Systems	25,281		1,364,921
Corning	19,804		655,512
			3,947,096
Telecommunication Services - 4.2%
AT&T	39,343		1,233,797
T-Mobile US	10,151	[a]	701,434
Verizon Communications	19,206		1,135,651
			3,070,882
Transportation - 2.3%
Delta Air Lines	8,954		462,474
Union Pacific	7,221		1,207,351
			1,669,825
Utilities - 1.1%
NextEra Energy	2,247		434,390
PPL	11,859	[b]	376,405
			810,795
Total Common Stocks (cost $62,137,707)			81,087,340

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 1000 Value ETF (cost $388,860)	3,115		384,671

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,223,077)	2.46	1,223,077	[d]	1,223,077
Total Investments (cost $63,749,644)		113.2%		82,695,088
Liabilities, Less Cash and Receivables		(13.2%)		(9,651,059)
Net Assets		100.0%		73,044,029

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $6,907,602 and the value of the collateral held by the fund was $7,002,486, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	81,087,340	-	-	81,087,340
Exchange-Traded Funds	384,671	-	-	384,671
Investment Companies	1,223,077	-	-	1,223,077

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized appreciation on investments was $18,945,444, consisting of $20,800,375 gross unrealized appreciation and $1,854,931 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.